Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	R$ 3,044	R$ 3,740
At Fair Value Through Profit or Loss	434,169	465,581
Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,474	1,806
Non-current	1,601	1,893
At Fair Value Through Profit or Loss	3,075	3,699
Cost [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,474	1,806
Cost [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	1,601	1,893
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,458	1,826
Non-current	1,586	1,914
At Fair Value Through Profit or Loss	3,044	3,740
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,458	1,826
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	R$ 1,586	R$ 1,914